Convertible Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Mar. 19, 2020	Apr. 30, 2019	Apr. 17, 2018
Convertible Loan (Details) [Line Items]
Convertible loan interest rate			12.00%
Annually interest rate	9.00%
Including interest amount				$ 46
Convertible loan maturity date		Apr. 30, 2019
Convertible Loan Agreement [Member] | Cure Pharmaceutical Holding Corp. [Member]
Convertible Loan (Details) [Line Items]
Convertible loan amount					$ 500
Convertible loan interest rate					9.00%